Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Assets
Total Assets	¥ 1,837,448	¥ 1,962,287
Total Liabilities		215,770
Available-for-sale Securities [Member]
Assets
Total Assets		3,377
Non Marketable Equity Investments [Member]
Assets
Total Assets	86,501
Wealth Management Products [Member]
Assets
Total Assets	1,694,660	1,958,910
Derivative Financial Instruments, Liabilities [Member]
Assets
Total Liabilities		215,770
Financial guarantee derivative [Member]
Assets
Total Assets	56,287
Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets	1,694,660	1,958,910
Fair Value, Inputs, Level 2 [Member] | Wealth Management Products [Member]
Assets
Total Assets	1,694,660	1,958,910
Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets	142,788	3,377
Total Liabilities		215,770
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member]
Assets
Total Assets		3,377
Fair Value, Inputs, Level 3 [Member] | Non Marketable Equity Investments [Member]
Assets
Total Assets	86,501
Fair Value, Inputs, Level 3 [Member] | Derivative Financial Instruments, Liabilities [Member]
Assets
Total Liabilities		¥ 215,770
Fair Value, Inputs, Level 3 [Member] | Financial guarantee derivative [Member]
Assets
Total Assets	¥ 56,287